Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds - Senior Bonds [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
W1 [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 1,996,000
Issuance rate	1.55% annual
Series approval date	Feb. 04, 2018
Series maximum amount	$ 2,000,000
Maturity date	Jun. 01, 2025
W1 [Member] | Minimum [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term	5
W1 [Member] | Maximum [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term	3
UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 1,996,000
Series maximum amount	2,000,000
US Bonds [Member] | USD
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 742,500,000
Term	5
Issuance rate	2,70% annual
Series approval date	Jan. 07, 2020
Series maximum amount	$ 750,000,000
Maturity date	Jan. 07, 2025
USD
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 742,500,000
Series maximum amount	750,000,000
T7 [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 5,000,000
Term		4
Issuance rate		2,50%
Series approval date		Feb. 01, 2016
Series maximum amount		$ 5,000,000
Maturity date		Feb. 01, 2023
T8 [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 5,678,000
Issuance rate		2,55%
Series approval date		Feb. 01, 2016
Series maximum amount		$ 5,678,000
Maturity date		Aug. 01, 2023
T8 [Member] | Minimum [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		4
T8 [Member] | Maximum [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		6
T14 [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 9,000,000
Term		8
Issuance rate		2,80%
Series approval date		Feb. 01, 2016
Series maximum amount		$ 18,000,000
Maturity date		Feb. 01, 2027
T6 [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 5,000,000
Term		10
Issuance rate		1,70%
Series approval date		Nov. 01, 2018
Series maximum amount		$ 5,000,000
Maturity date		May 01, 2029
T10 [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 5,000,000
Issuance rate		2,60%
Series approval date		Feb. 01, 2016
Series maximum amount		$ 5,000,000
Maturity date		Aug. 01, 2024
T10 [Member] | Minimum [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		5
T10 [Member] | Maximum [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		4
UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 29,678,000
Series maximum amount		38,678,000
U9 [Member] | CLP
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 75,000,000,000
Issuance rate		ICP + 0,80% yearly
Series approval date		Nov. 01, 2018
Series maximum amount		$ 75,000,000,000
Maturity date		Nov. 19, 2021
U9 [Member] | Minimum [Member] | CLP
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		2
U9 [Member] | Maximum [Member] | CLP
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		8
P5 [Member] | CLP
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 75,000,000,000
Issuance rate		5,3% yearly
Series approval date		Mar. 01, 2015
Series maximum amount		$ 150,000,000,000
Maturity date		Mar. 01, 2022
P5 [Member] | Minimum [Member] | CLP
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		2
P5 [Member] | Maximum [Member] | CLP
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		7
CLP
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 150,000,000,000
Series maximum amount		225,000,000,000
Senior Bonds EUR [Member] | EUR
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 30,000,000
Term		7
Issuance rate		1,10%
Series approval date		Feb. 01, 2019
Series maximum amount		$ 40,000,000
Maturity date		Feb. 07, 2026
SantanderBondsEUR1Member | EUR
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 25,000,000
Term		5
Issuance rate		1,25%
Series approval date		Nov. 26, 2019
Series maximum amount		$ 25,000,000
Maturity date		Nov. 26, 2034
EUR
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 55,000,000
Series maximum amount		65,000,000
Senior Bonds Related To AUD [Member] | AUD
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 22,000,000
Term		15
Issuance rate		3,66% yearly
Series approval date		May 20, 2019
Series maximum amount		$ 22,000,000
Maturity date		May 20, 2034
Senior Bonds Related To AUD1 [Member] | AUD
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 20,000,000
Term		5
Issuance rate		1,13% yearly
Series approval date		Jul. 11, 2019
Series maximum amount		$ 20,000,000
Maturity date		Jul. 11, 2024
Senior Bonds Related To AUD2 [Member] | AUD
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 28,000,000
Term		5
Issuance rate		1,13% yearly
Series approval date		Jul. 17, 2019
Series maximum amount		$ 28,000,000
Maturity date		Jul. 17, 2024
Senior Bonds Related To AUD3 [Member] | AUD
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 15,000,000
Term		5
Issuance rate		1,13% yearly
Series approval date		Jul. 17, 2019
Series maximum amount		$ 15,000,000
Maturity date		Jul. 17, 2024
Senior Bonds Related To AUD4 [Member] | AUD
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 75,000,000
Term		20
Issuance rate		3,05% yearly
Series approval date		Aug. 30, 2019
Series maximum amount		$ 75,000,000
Maturity date		Feb. 28, 2039
Senior Bonds Related To AUD5 [Member] | AUD
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 12,000,000
Term		5
Issuance rate		3,16% yearly
Series approval date		Nov. 12, 2019
Series maximum amount		$ 12,000,000
Maturity date		Nov. 20, 2034
Senior Bonds Related To AUD6 [Member] | AUD
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 13,000,000
Term		5
Issuance rate		2,91% yearly
Series approval date		Nov. 21, 2019
Series maximum amount		$ 13,000,000
Maturity date		Nov. 27, 2034
AUD
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 185,000,000
Series maximum amount		185,000,000
Santander Bonds CHF [Member] | CHF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 150,000,000
Issuance rate		0,38% yearly
Series approval date		Mar. 12, 2019
Series maximum amount		$ 150,000,000
Maturity date		Sep. 27, 2024
Santander Bonds CHF [Member] | Minimum [Member] | CHF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		5
Santander Bonds CHF [Member] | Maximum [Member] | CHF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		6
Santander Bonds CHF1 [Member] | CHF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 100,000,000
Term		10
Issuance rate		0,14% yearly
Series approval date		Aug. 29, 2019
Series maximum amount		$ 100,000,000
Maturity date		Aug. 29, 2029
CHF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 250,000,000
Series maximum amount		$ 250,000,000
Bonos USD [Member] | USD
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 200,000,000
Term	10
Issuance rate	3.79%
Series approval date	Jan. 21, 2020
Series maximum amount	$ 200,000,000
Maturity date	Jan. 21, 2030
USD
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 200,000,000
Series maximum amount	200,000,000
USTDH20914 [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 3,000,000
Issuance rate	3.00%
Series approval date	Apr. 07, 2020
Series maximum amount	$ 3,000,000
Maturity date	Sep. 01, 2034
USTDH20914 [Member] | Minimum [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term	14
USTDH20914 [Member] | Maximum [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term	5
USTDH30914 [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 3,000,000
Issuance rate	3.15%
Series approval date	Apr. 07, 2020
Series maximum amount	$ 3,000,000
Maturity date	Sep. 01, 2039
USTDH30914 [Member] | Minimum [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term	19
USTDH30914 [Member] | Maximum [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term	5
USTDW20320 [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 5,000,000
Issuance rate	3.50%
Series approval date	Jun. 19, 2020
Series maximum amount	$ 5,000,000
Maturity date	Sep. 01, 2035
USTDW20320 [Member] | Minimum [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term	15
USTDW20320 [Member] | Maximum [Member] | UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term	3
UF
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 11,000,000
Series maximum amount	$ 11,000,000